Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2020

A.	DATES	Begin	End	# days

1	Payment Date		5/15/2020
2	Collection Period	4/1/2020	4/30/2020	30
3	Monthly Interest Period-Actual	4/15/2020	5/14/2020	30
4	Monthly Interest - Scheduled	4/15/2020	5/14/2020	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	95,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	288,400,000.00	167,279,470.24	-	-	12,906,685.80	154,372,784.44	0.5352732
7	Class A-3 Notes	288,500,000.00	288,500,000.00	-	-	-	288,500,000.00	1.0000000
8	Class A-4 Notes	100,000,000.00	100,000,000.00	-	-	-	100,000,000.00	1.0000000
9	Total Class A Notes	771,900,000.00	555,779,470.24	-	-	12,906,685.80	542,872,784.44
10	Class B Notes	42,750,000.00	42,750,000.00	-	-	-	42,750,000.00	1.0000000

11	Total Notes	$814,650,000.00	598,529,470.24	$0.00	$0.00	$12,906,685.80	585,622,784.44

	Overcollateralization
12	Exchange Note	57,000,324.07	44,889,319.26				44,114,918.11
13	Series 2019-A Notes	78,355,077.16	104,736,531.43				105,510,932.58

14	Total Overcollateralization	135,355,401.23	149,625,850.69				149,625,850.69
15	Total Target Overcollateralization	$149,625,850.69	149,625,850.69				149,625,850.69

				Per $1000	Principal	Per $1000	Interest
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	2.60455%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	2.89000%	402,864.72	1.3968957	12,906,685.80	44.7527247	0.00
18	Class A-3 Notes	2.94000%	706,825.00	2.4500000	0.00	0.0000000	0.00
19	Class A-4 Notes	3.01000%	250,833.33	2.5083333	0.00	0.0000000	0.00
20	Total Class A Notes		1,360,523.05	1.7625639	12,906,685.80	16.7206708	0.00
21	Class B Notes	3.24000%	115,425.00	2.7000000	0.00	0.0000000	0.00

22	Totals		1,475,948.05	1.8117573	12,906,685.80	15.8432281	0.00

		Initial Balance	Beginning Balance	Ending Balance
23	Exchange Note Balance	893,005,077.16	703,266,001.67	691,133,717.02

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	7.45%	7.45%
25	Aggregate Securitization Value	950,005,401.23	735,248,635.13
26	Aggregate Base Residual Value (Not Discounted)	691,656,548.48	616,604,611.77

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	61	436,291.56
28	Turn-in Ratio on Scheduled Terminations			63.93%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	34,748	748,155,320.93
30	Depreciation/Payments		(6,629,350.96)
31	Gross Credit Losses	(47)	(997,609.58)
32	Early Terminations — Regular	(1)	(14,654.11)
33	Scheduled Terminations — Returned	(23)	(354,857.41)
34	Payoff Units & Lease Reversals	(199)	(4,910,213.74)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	34,478	735,248,635.13

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2020

C.	SERVICING FEE

37	Servicing Fee Due	0.00

38	Unpaid Servicing Fees - Prior Collection Periods	637,564.94

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	-

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,750,027.01
41	Beginning Reserve Account Balance	4,750,027.01
42	Ending Reserve Account Balance	4,750,027.01

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	33,966	99.23%	724,216,227.52
44	31 - 60 Days Delinquent	173	0.51%	3,961,043.33
45	61 - 90 Days Delinquent	63	0.18%	1,452,095.11
46	91 -120 Days Delinquent	26	0.08%	623,580.47
47	121+ Days Delinquent	-	-	-

48	Total	34,228	100.00%	730,252,946.43

49	Total 61+ Delinquent as % End of Period Securitization Value	0.28%
50	Delinquency Trigger Occurred	NO

51	Prepayment Speed (1 Month)	0.53%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	24	369,511.52
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(327,540.19)
54	Less: Excess Wear and Tear Received in Current Period		(5,092.62)
55	Less: Excess Mileage Received in Current Period		(7,103.56)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units	29,775.15

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio	0.05%
58	Prior Period Net Residual Losses/(Gains) Ratio	-0.06%
59	Second Prior Period Net Residual Losses/(Gains) Ratio	-0.05%
60	Third Prior Period Net Residual Losses/(Gains) Ratio	0.03%
61	Four Month Average	-0.01%

62	Beginning Cumulative Net Residual Losses	217,747.26
63	Current Period Net Residual Losses	29,775.15

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units	247,522.41

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value	0.03%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	47	997,609.58
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(660,287.94)

68	Current Period Net Credit Losses/(Gains)		337,321.64

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.54%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.69%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.63%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.69%
73	Four Month Average		0.64%

74	Beginning Cumulative Net Credit Losses		3,879,075.39
75	Current Period Net Credit Losses		337,321.64

76	Ending Cumulative Net Credit Losses		4,216,397.03

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.44%

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2020

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	10,579,293.21
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	324,110.45
80	Liquidation Proceeds, Recoveries & Expenses	248,373.04
81	Insurance Proceeds	411,914.90
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	15,625.92
83	Payoff Payments	5,531,121.13
84	All Other Payments Received	-

85	Collected Amounts	17,110,438.65

86	Investment Earnings on Collection Account	3,295.11

87	Total Collected Amounts - Available for Distribution	17,113,733.76

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	623,462.77
89	Interest on the Exchange Note - to the Trust Collection Account	1,898,818.20
90	Principal on the Exchange Note - to the Trust Collection Account	12,132,284.65
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,459,168.14
92	Remaining Funds Payable to Trust Collection Account	-

93	Total Distributions	17,113,733.76

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	20,207,563.07

95	Investment Earnings on Reserve Account	778.95

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	20,208,342.02

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	31,173.14
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	1,360,523.05
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	115,425.00
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	12,906,685.80
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificateholder	-
108	Retained Amounts	5,794,535.03

109	Total Distributions	20,208,342.02

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.